Notes Payable (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) item	Sep. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)
Notes payable
Total notes payable	$ 451,000	$ 0
Less: current maturities	(169,000)
Notes payable, net of current portion	282,000
Notes payable to insurance finance company
Notes payable
Total notes payable	11,000
Notes payable to vehicle companies
Notes payable
Total notes payable	440,000
Solaris LLC
Notes payable
Total notes payable	451,000		$ 265,000
Less: current maturities	(169,000)		(91,000)
Notes payable, net of current portion	282,000		174,000
Solaris LLC | Minimum
Notes payable
Periodic payment	200
Solaris LLC | Maximum
Notes payable
Periodic payment	$ 700
Solaris LLC | Notes payable to insurance finance company
Notes payable
Number of installments | item	10
Solaris LLC | Notes payable to insurance finance company due in February 2016
Notes payable
Total notes payable			27,000
Periodic payment	$ 14,000
Interest rate	3.90%
Solaris LLC | Notes payable to insurance finance company due in January 2017
Notes payable
Total notes payable	$ 11,000
Periodic payment	$ 11,000
Interest rate	4.40%
Solaris LLC | Notes payable to vehicle companies
Notes payable
Total notes payable	$ 440,000		$ 238,000
Solaris LLC | Notes payable to vehicle companies | Minimum
Notes payable
Debt term	3 years
Interest rate	0.00%
Solaris LLC | Notes payable to vehicle companies | Maximum
Notes payable
Debt term	5 years
Interest rate	6.60%